Expense Example, No Redemption	Prospectus #1 Calvert Global Energy Solutions Fund Class A 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 10 Years	Prospectus #1 Calvert Global Water Fund Class A 1 Year	Prospectus #1 Calvert Global Water Fund Class A 3 Years	Prospectus #1 Calvert Global Water Fund Class A 5 Years	Prospectus #1 Calvert Global Water Fund Class A 10 Years	Prospectus #1 Calvert Global Water Fund Class C 1 Year	Prospectus #1 Calvert Global Water Fund Class C 3 Years	Prospectus #1 Calvert Global Water Fund Class C 5 Years	Prospectus #1 Calvert Global Water Fund Class C 10 Years	Prospectus #1 Calvert Global Water Fund Class I 1 Year	Prospectus #1 Calvert Global Water Fund Class I 3 Years	Prospectus #1 Calvert Global Water Fund Class I 5 Years	Prospectus #1 Calvert Global Water Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class A 1 Year	Prospectus #2 Calvert Small-Cap Fund Class A 3 Years	Prospectus #2 Calvert Small-Cap Fund Class A 5 Years	Prospectus #2 Calvert Small-Cap Fund Class A 10 Years	Prospectus #2 Calvert Small-Cap Fund Class C 1 Year	Prospectus #2 Calvert Small-Cap Fund Class C 3 Years	Prospectus #2 Calvert Small-Cap Fund Class C 5 Years	Prospectus #2 Calvert Small-Cap Fund Class C 10 Years	Prospectus #2 Calvert Small-Cap Fund Class I 1 Year	Prospectus #2 Calvert Small-Cap Fund Class I 3 Years	Prospectus #2 Calvert Small-Cap Fund Class I 5 Years	Prospectus #2 Calvert Small-Cap Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 1 Year	Prospectus #2 Calvert Small-Cap Fund Class R6 3 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 5 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 10 Years
USD ($)	595	886	1,198	2,081	202	662	1,148	2,299	101	354	626	1,404	595	860	1,144	1,953	202	635	1,094	2,172	101	326	569	1,266	591	835	1,098	1,850	197	609	1,047	2,070	96	300	520	1,155	88	274	477	1,061